1801 California Street, Suite 5200

Denver, Colorado 80202

May 21, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Funds (the "Registrant")
(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Transamerica Balanced II, Transamerica High Quality Bond, Transamerica Mid Cap Value, Transamerica Multi-Managed Balanced and Transamerica Total Return, each a series of the above- referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on May 14, 2020.

Please direct any comments or questions concerning this filing to the undersigned at 727-299-1311.

Very truly yours,

/s/ Cathleen M. Livingstone

Cathleen M. Livingstone

Manager, Registered Products

Transamerica Asset Management, Inc.